INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY
5. INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

License Agreements

Onapristone License Agreement

The Company’s rights to onapristone are governed by a license agreement with Invivis Pharmaceuticals, Inc. (“Invivis”), dated February 13, 2012. Under this agreement, the Company holds an exclusive, royalty-bearing license for the rights to commercialize onapristone for all therapeutic uses. The license agreement provides the Company with worldwide rights to develop and commercialize onapristone with the exception of the commercialization rights in France; provided that the Company has an option to acquire French commercial rights from Invivis upon notice to Invivis together with additional consideration.

The onapristone license agreement provides the Company with exclusive, worldwide rights to a United States patent that relates to assays for predictive biomarkers for anti-progestin efficacy. The Company intends to expand its patent portfolio by filing additional patent applications covering the use of onapristone and/or a companion diagnostic product. This patent is scheduled to expire in 2031.

The Company made a one-time cash payment of $500,000 to Invivis upon execution of the license agreement on February 13, 2012. Additionally, Invivis will receive performance-based cash payments of up to an aggregate of $15.1 million upon successful completion of clinical and regulatory milestones relating to onapristone, which milestones include the marketing approval of onapristone in multiple indications in the United States or the European Union as well as Japan. The first milestone was due upon the dosing of the first patient in a pharmacokinetic study and was achieved during August 2013 and the Company made a $150,000 payment to Invivis during October 2013. The Company made its next milestone payment of $100,000 to Invivis upon the dosing of the first subject in the first Company-sponsored Phase I clinical trial of onapristone in January 2014. A milestone payment of $350,000 for the enrollment of the first patient in a Phase II clinical trial sponsored by Arno was paid in July 2015. In addition, the Company will pay Invivis low single digit sales royalties based on net sales of onapristone by the Company or any of its sublicensees. Pursuant to a separate services agreement which expired in April 2014, Invivis provided the Company with certain clinical development support services, which includes the assignment of up to two full-time employees to perform such services, in exchange for a monthly cash payment of approximately $70,833. Effective April 1, 2014, the Company renewed the services agreement for a period of one year for a monthly cash payment of $50,000 and certain other performance based milestones. The services agreement was not renewed upon its expiration on April 1, 2015.

Under the license agreement with Invivis, the Company also agreed to indemnify and hold Invivis and its affiliates harmless from any and all claims arising out of or in connection with the production, manufacture, sale, use, lease, consumption or advertisement of onapristone, provided however, that the Company shall have no obligation to indemnify Invivis for claims that (a) any patent rights infringe third party intellectual property, (b) arise out of the gross negligence or willful misconduct of Invivis, or (c) result from a breach of any representation, warranty, or confidentiality obligation of Invivis under the license agreement. The license agreement will terminate upon the later of (i) the last to expire valid claim contained in the patent rights, and (ii) February 13, 2032. In general, Invivis may terminate the license agreement at any time upon a material breach by the Company to the extent the Company fails to cure any such breach within 90 days after receiving notice of such breach or in the event the Company files for bankruptcy. The Company may terminate the agreement for any reason upon 90 days’ prior written notice.

University of Minnesota License

In February 2014, the Company entered into an Exclusive Patent License Agreement with the Regents of the University of Minnesota (the “University”), pursuant to which Arno was granted an exclusive, worldwide, royalty-bearing license for the rights to develop and commercialize technology embodied by certain patent applications relating to a gene expression signature derived from archived breast cancer tissue samples. The Company plans to develop and commercialize this technology as part of the onapristone companion diagnostic development program.

The license agreement requires the Company to use commercially reasonable efforts to commercialize the licensed technology as soon as practicable, and includes several performance milestones relating to the development and commercialization of the technology to be achieved by specified dates. Under the terms of the agreement, Arno made a small one-time cash payment and reimbursed the University for past patent expenses it has incurred. The agreement also provides for royalties to be paid to the University on net sales of “Licensed Products” (as defined in the agreement) at a rate in the low-single digits, which royalty obligation terminates on a licensed product-by-licensed product and country-by-country basis upon the first date when there is no longer a valid claim under a licensed patent or patent application covering such licensed product in the country where the licensed product is made or sold.

The term of the license agreement continues until the last date on which there is any active licensed patent or pending patent application. The University may terminate the agreement earlier upon certain Arno breaches that remain uncured for a period specified in the agreement. The University may also terminate the agreement if Arno voluntarily files for bankruptcy or similar proceeding, or if a petition for an involuntary bankruptcy proceeding is filed and is not released for 60 days. The agreement may be immediately terminated upon notice to Arno if the Company commences or maintains a proceeding in which it asserts that the licensed patents are invalid or unenforceable. Arno may terminate the agreement at any time and for any reason upon 90 days’ written notice.

The license agreement further provides that the Company will indemnify and hold the University and its affiliates harmless from any and all suits, actions, claims, liabilities, demands, damages, losses or expenses relating to Arno’s exercise of its rights under the agreement, including the right to commercialize the licensed technology. The University is required to indemnify Arno with respect to claims relating to or resulting from its breach of the agreement.

AR-12 and AR-42 License Agreements

The Company’s rights to both AR-12 and AR-42 are governed by separate license agreements with The Ohio State University Research Foundation (“Ohio State”) entered into in January 2008. Pursuant to each of these agreements, Ohio State granted the Company exclusive, worldwide, royalty-bearing licenses to commercialize certain patent applications, know-how and improvements relating to AR-12 and AR-42 for all therapeutic uses.

In 2008, pursuant to the Company’s license agreements for AR-12 and AR-42, the Company made one-time cash payments to Ohio State in the aggregate amount of $450,000 and reimbursed it for past patent expenses. Additionally, the Company is required to make performance-based cash payments upon successful completion of clinical and regulatory milestones relating to AR-12 and AR-42 in the United States, Europe and Japan. The license agreements for AR-12 and AR-42 provide for aggregate potential milestone payments of up to $6.1 million for AR-12, of which $5.0 million is due only after marketing approval in the United States, Europe and Japan, and $5.1 million for AR-42, of which $4.0 million is due only after marketing approval in the United States, Europe and Japan.  In September 2009, the Company paid Ohio State a milestone payment upon the commencement of the first Company-sponsored Phase I clinical study of AR-12.  The first milestone payment for AR-42 will be due when the first patient is dosed in the first Company-sponsored clinical trial, which is not expected to occur in 2015. Pursuant to the license agreements for AR-12 and AR-42, the Company must pay Ohio State royalties on net sales of licensed products at rates in the low-single digits. To the extent the Company enters into a sublicensing agreement relating to either or both of AR-12 or AR-42, the Company will be required to pay Ohio State a portion of all non-royalty income received from such sublicensee. The Company does not expect to be required to make any milestone payments under these license agreements during 2015.

The license agreements with Ohio State further provide that the Company will indemnify Ohio State from any and all claims arising out of the death of or injury to any person or persons or out of any damage to property, or resulting from the production, manufacture, sale, use, lease, consumption or advertisement of either AR-12 or AR-42, except to the extent that any such claim arises out of the gross negligence or willful misconduct of Ohio State. The license agreements for AR-12 and AR-42 each expire on the later of (i) the expiration of the last valid claim contained in any licensed patent and (ii) 20 years after the effective date of the license. Ohio State will generally be able to terminate either license upon the Company’s breach of the terms of the license to the extent the Company fails to cure any such breach within 90 days after receiving notice of such breach or the Company files for bankruptcy. The Company may terminate either license upon 90 days prior written notice.

6. INTANGIBLE ASSETS AND INTELLECTUAL PROPERTY

License Agreements

Onapristone License Agreement

The Company’s rights to onapristone are governed by a license agreement with Invivis Pharmaceuticals, Inc. (“Invivis”), dated February 13, 2012. Under this agreement, the Company holds an exclusive, royalty-bearing license for the rights to commercialize onapristone for all therapeutic uses. The license agreement provides the Company with worldwide rights to develop and commercialize onapristone with the exception of the commercialization rights in France; provided, that the Company has an option to acquire French commercial rights from Invivis upon notice to Invivis together with additional consideration.

The onapristone license agreement provides the Company with exclusive, worldwide rights to a United States patent application that relates to assays for predictive biomarkers for anti-progestin efficacy. The Company intends to expand its patent portfolio by filing additional patent applications covering the use of onapristone and/or a companion diagnostic product. If the pending patent application issues, the issued patent would be scheduled to expire in 2031.

The Company made a one-time cash payment of $500,000 to Invivis upon execution of the license agreement on February 13, 2012. Additionally, Invivis will receive performance-based cash payments of up to an aggregate of $15.1 million upon successful completion of clinical and regulatory milestones relating to onapristone, which milestones include the marketing approval of onapristone in multiple indications in the United States or the European Union as well as Japan. The first milestone was due upon the dosing of the first patient in a pharmacokinetic study and was achieved during August 2013 and the Company made a $150,000 payment to Invivis during October 2013. The Company made its next milestone payment of $100,000 to Invivis upon the dosing of the first subject in the first Company-sponsored Phase I clinical trial of onapristone in January 2014. In addition, the Company will pay Invivis low single digit sales royalties based on net sales of onapristone by the Company or any of its sublicensees. Pursuant to a separate services agreement which expired in April 2014, Invivis provided the Company with certain clinical development support services, which includes the assignment of up to two full-time employees to perform such services, in exchange for a monthly cash payment of approximately $70,833. Effective April 1, 2014, the Company renewed the services agreement for a period of one year for a monthly cash payment of $50,000 and certain other performance based milestones.

Under the license agreement with Invivis, the Company also agreed to indemnify and hold Invivis and its affiliates harmless from any and all claims arising out of or in connection with the production, manufacture, sale, use, lease, consumption or advertisement of onapristone, provided, however, that the Company shall have no obligation to indemnify Invivis for claims that (a) any patent rights infringe third party intellectual property, (b) arise out of the gross negligence or willful misconduct of Invivis, or (c) result from a breach of any representation, warranty confidentiality obligation of Invivis under the license agreement. The license agreement will terminate upon the later of (i) the last to expire valid claim contained in the patent rights, and (ii) February 13, 2032. In general, Invivis may terminate the license agreement at any time upon a material breach by the Company to the extent the Company fails to cure any such breach within 90 days after receiving notice of such breach or in the event the Company files for bankruptcy. The Company may terminate the agreement for any reason upon 90 days’ prior written notice.

University of Minnesota License

In February 2014, the Company entered into an Exclusive Patent License Agreement with the Regents of the University of Minnesota (UM) pursuant to which it was granted an exclusive, worldwide, royalty-bearing license for the rights to develop and commercialize technology embodied by certain patent applications relating to a gene expression signature derived from archived breast cancer tissue samples. The Company plans to develop and commercialize this technology as part of the onapristone companion diagnostic development program.

The license agreement requires Arno to use commercially reasonable efforts to commercialize the licensed technology as soon as practicable, and includes several performance milestones relating to the development and commercialization of the technology to be achieved by specified dates. Under the terms of the agreement, Arno made a small one-time cash payment and reimbursed UM for past patent expenses it has incurred. The agreement also provides that the Company will pay royalties to UM on net sales of “Licensed Products” (as defined in the agreement) at a rate in the low-single digits, which royalty obligation terminates on a licensed product-by-licensed product and country-by-country basis upon the first date when there is no longer a valid claim under a licensed patent or patent application covering such licensed product in the country where the licensed product is made or sold.

The term of the license agreement continues until the last date on which there is any active licensed patent or pending patent application. UM may terminate the agreement earlier upon a breach by Arno of one or more of its obligations that remains uncured for a period specified in the agreement. UM may also terminate the agreement if Arno voluntarily files for bankruptcy or similar proceeding, or if a petition for an involuntary bankruptcy proceeding is filed and is not released for 60 days. The agreement may be immediately terminated upon notice to the Company if it commences or maintains a proceeding in which it asserts that the licensed patents are invalid or unenforceable. Arno may terminate the agreement at any time and for any reason upon 90 days’ written notice.

The license agreement further provides that the Company will indemnify and hold UM and its affiliates harmless from any and all suits, actions, claims, liabilities, demands, damages, losses or expenses relating to exercise of the Company’s rights under the agreement, including the right to commercialize the licensed technology. UM is required to indemnify Arno with respect to claims relating to or resulting from its breach of the agreement.

AR-12 and AR-42 License Agreements

The Company’s rights to both AR-12 and AR-42 are governed by separate license agreements with The Ohio State University Research Foundation (“Ohio State”) entered into in January 2008. Pursuant to each of these agreements, Ohio State granted the Company exclusive, worldwide, royalty-bearing licenses to commercialize certain patent applications, know-how and improvements relating to AR-12 and AR-42 for all therapeutic uses.

In 2008, pursuant to the Company’s license agreements for AR-12 and AR-42, the Company made one-time cash payments to Ohio State in the aggregate amount of $450,000 and reimbursed it for past patent expenses. Additionally, the Company is required to make performance-based cash payments upon successful completion of clinical and regulatory milestones relating to AR-12 and AR-42 in the United States, Europe and Japan. The license agreements for AR-12 and AR-42 provide for aggregate potential milestone payments of up to $6.1 million for AR-12, of which $5.0 million is due only after marketing approval in the United States, Europe and Japan, and $5.1 million for AR-42, of which $4.0 million is due only after marketing approval in the United States, Europe and Japan.  In September 2009, the Company paid Ohio State a milestone payment upon the commencement of the first Company-sponsored Phase I clinical study of AR-12.  The first milestone payment for AR-42 will be due when the first patient is dosed in the first Company-sponsored clinical trial, which is not expected to occur in 2015. Pursuant to the license agreements for AR-12 and AR-42, the Company must pay Ohio State royalties on net sales of licensed products at rates in the low-single digits. To the extent the Company enters into a sublicensing agreement relating to either or both of AR-12 or AR-42, the Company will be required to pay Ohio State a portion of all non-royalty income received from such sublicensee. The Company was not required to make any milestone payments during 2014 and does not expect to be required to make any milestone payments under these license agreements during 2015.

The license agreements with Ohio State further provide that the Company will indemnify Ohio State from any and all claims arising out of the death of or injury to any person or persons or out of any damage to property, or resulting from the production, manufacture, sale, use, lease, consumption or advertisement of either AR-12 or AR-42, except to the extent that any such claim arises out of the gross negligence or willful misconduct of Ohio State. The license agreements for AR-12 and AR-42 each expire on the later of (i) the expiration of the last valid claim contained in any licensed patent and (ii) 20 years after the effective date of the license. Ohio State will generally be able to terminate either license upon the Company’s breach of the terms of the license to the extent the Company fails to cure any such breach within 90 days after receiving notice of such breach or the Company files for bankruptcy. The Company may terminate either license upon 90 days prior written notice.